Stockholders' Equity (Details) - USD ($)			3 Months Ended	9 Months Ended	12 Months Ended
	Aug. 12, 2020	Aug. 12, 2020	Mar. 31, 2021	Sep. 30, 2022	Dec. 31, 2021	Feb. 02, 2021	Feb. 01, 2021	Dec. 31, 2020	Aug. 31, 2020	Aug. 30, 2020
Stockholders' Equity (Details) [Line Items]
Preference shares, shares authorized				1,000,000	1,000,000			1,000,000
Preferred stock, par value (in Dollars per share)				$ 0.0001	$ 0.0001			$ 0.0001
Common stock, shares authorized				50,000,000	50,000,000			50,000,000
Common stock, par value (in Dollars per share)				$ 0.0001	$ 0.0001			$ 0.0001
Stock Issued During Period, Value, New Issues			$ 57,500,000		$ 57,500,000
Common Stock Shares Forfeiture				187,500	187,500
Percentage of shares owned by stockholders in issued and outstanding common stock after IPO				20.00%	20.00%
Number of Founder Shares are no longer subject to forfeiture since IPO						187,500	187,500
Common stock, shares issued				1,537,500	1,537,500			0
Common stock, shares outstanding				1,537,500	1,537,500			0
Designees of EarlyBirdCapital [Member]
Stockholders' Equity (Details) [Line Items]
Common stock, par value (in Dollars per share)									$ 0.0001	$ 0.0001
Common stock, shares issued								1,537,500	100,000	100,000
Common stock, shares outstanding								1,537,500
Founder Shares [Member]
Stockholders' Equity (Details) [Line Items]
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Stock Issued During Period, Value, New Issues	$ 25,000	$ 25,000
Share price per units (in Dollars per share)	$ 0.02	$ 0.02
Stock Issued During Period, Shares, New Issues	1,437,500	1,437,500		1,437,500